Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2016
Registrant Name	Victory Portfolios II
Central Index Key	0001547580
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Apr. 10, 2017
VictoryShares US Multi-Factor Minimum Volatility ETF | VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSMV
VictoryShares Global Multi-Factor Minimum Volatility ETF | VictoryShares Global Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSGV
VictoryShares International Multi-Factor Minimum Volatility ETF | VictoryShares International Multi-Factor Minimum Volatility ETF
Prospectus:
Trading Symbol	VSIV
VictoryShares Dividend Accelerator ETF | VictoryShares Dividend Accelerator ETF
Prospectus:
Trading Symbol	VSDA
VictoryShares Quality Growth ETF | VictoryShares Quality Growth ETF
Prospectus:
Trading Symbol	VSQG
VictoryShares Quality Value ETF | VictoryShares Quality Value ETF
Prospectus:
Trading Symbol	VSQV